[LOGO OF PUTNAM INVESTMENTS]











                                                  Lincoln National
                                                  Aggressive Growth Fund, Inc.
                                                  Semi-Annual Report
                                                  June 30, 2000

Lincoln National Aggressive Growth Fund, Inc.


Index
     Commentary

     Statement of Net Assets

     Statement of Operations

     Statements of Changes in Net Assets

     Financial Highlights

     Notes to Financial Statements

Lincoln National Aggressive Growth Fund, Inc.


Managed by: [LOGO OF PUTNAM INVESTMENTS]

The Fund returned 16.7% (net of fees) for the six months ended June 30, 2000 while its benchmark, the Russell Midcap(R) Growth Index, returned 12.2% for the same period.

The U.S. economy remained generally favorable throughout the period, despite three Fed interest-rate hikes, growing inflation concerns, and record levels of stock market volatility. U.S. equity markets broadened and the divergence between growth and value narrowed; the S&P 500's flat performance -0.5%, masked dramatic volatility, especially in the second half of the period and particularly in the technology sector, which took a steep dive in April before firming at the period's end. Throughout the period, growth stocks outperformed their value counterparts and mid-cap stocks outperformed large- and small-cap stocks.

While portfolio performance was driven primarily by solid stock selection, favorable sector allocation also aided returns. With respect to stock selection, technology, health care, and utilities were particularly strong and worked to offset weaker returns among consumer cyclicals. Overweight exposure to energy - the period's top-performing sector - and a market-weight position in the strong technology sector also significantly aided portfolio performance.

We believe that high-quality growth companies, particularly within the technology and communications services sectors, will continue to benefit from persistent demand and visible earnings growth.

Eric M. Wetlaufer


                            Aggressive Growth Fund 1

Lincoln National
Aggressive Growth Fund, Inc.

Statement of Net Assets - Unaudited
June 30, 2000
Investments:
                                        Number         Market
Common Stock:                           of Shares      Value
---------------------------------------------------------------------
Automobiles & Auto Parts: 0.9%
---------------------------------------------------------------------
Danaher                                 109,000        $ 5,388,687
---------------------------------------------------------------------

Banking, Finance & Insurance: 1.2%
---------------------------------------------------------------------
Legg Mason                               32,200          1,610,000
M & T Bank                                6,200          2,790,000
Zions Bancorp                            66,300          3,042,548
---------------------------------------------------------------------
                                                         7,442,548
Business Services: 2.5%
---------------------------------------------------------------------
Cintas                                   61,000          2,237,937
Convergys                                99,000          5,135,625
Diamond Partners                         43,000          3,784,000
Young & Rubicam                          76,600          4,380,562
---------------------------------------------------------------------
                                                        15,538,124
Cable, Media & Publishing: 5.1%
---------------------------------------------------------------------
Interpublic Group                       206,600          8,883,800
Omnicom Group                            41,600          3,705,000
Primedia                                 48,700          1,107,925
Radio One                                79,900          2,362,044
Radio One - Class D                     159,800          3,525,587
Spanish Broadcasting Systems            232,400          4,778,725
Univision Communications                 73,600          7,617,600
---------------------------------------------------------------------
                                                        31,980,681
Chemicals: 0.9%
---------------------------------------------------------------------
Praxair                                 144,300          5,402,231
---------------------------------------------------------------------

Computers & Technology: 31.1%
---------------------------------------------------------------------
I2 Technologies                          57,500          5,995,273
Akamai Technologies                      26,700          3,170,208
Apple Computer                           89,600          4,692,800
Bea Systems                             114,000          5,635,875
BMC Software                             28,400          1,036,156
Bookham Technology                       76,300          4,520,775
Broadvision                             116,200          5,904,412
Brocade Communications Systems           51,000          9,357,703
CMGI                                     94,700          4,338,444
Comverse Technology                     122,500         11,392,500
Crossroads Systems                       35,900            906,475
Finisar                                 152,500          3,993,594
Fiserv                                  162,100          7,010,825
Foundry Networks                         13,500          1,491,750
General Motors H Class                   37,500          3,290,625
Handspring                               49,550          1,337,850
Infospace                                67,700          3,740,425
Inktomi                                  29,200          3,452,900
Intuit                                  116,900          4,836,737
ISS Group                                30,100          2,971,905
Jabil Circuit                            73,800          3,662,325
Lexmark International Group              77,400          5,205,150
Macromedia                               38,800          3,751,475
Macrovision                              12,300            786,239
Mercury Interactive                      30,000          2,902,500
Micromuse                                 4,800            794,325
Peregrine Systems                       248,900          8,633,719
Perkinelmer                             103,300          6,830,713
Phone.com                                22,200          1,445,775
Portal Software                         114,600          7,320,075
Quest Software                           51,700          2,862,888
Rational Software                       126,300         11,738,006
Redback Networks                         67,100         11,943,800
Scient                                   28,700          1,266,388
Siebel Systems                           31,300          5,119,506
Storagenetworks                           1,600            144,400

                                        Number         Market
Computers & Technology (Cont.)          of Shares      Value
---------------------------------------------------------------------
Teradyne                                 59,000       $  4,336,500
Tibco Software                            7,700            825,705
VeriSign                                 20,300          3,582,950
Veritas Software                        104,350         11,793,178
Vignette                                184,300          9,586,475
Ziff-Davis                              121,200          1,090,800
---------------------------------------------------------------------
                                                       194,700,124
Consumer Products: 0.9%
---------------------------------------------------------------------
Estee Lauder Class A                    117,400          5,803,963
---------------------------------------------------------------------

Electronics & Electronic Equipment: 16.9%
---------------------------------------------------------------------
Altera                                   44,000          4,485,250
Analog Devices                           72,000          5,472,000
Applied Micro Circuits                   79,900          7,890,125
Atmel                                    72,500          2,673,438
E-Tek Dynamics                           33,600          8,864,100
Florida Progress                         50,900          2,385,938
Globespan                                 9,000          1,098,703
JDS Uniphase                             49,100          5,885,863
Lam Research                            116,900          4,383,750
LSI Logic                                46,100          2,495,163
LTX.                                     82,500          2,882,344
Maxim Integrated Products                85,100          5,782,469
PMC - Sierra                             26,500          4,708,719
RF Micro Devices                         49,200          4,311,150
Sanmina                                  63,800          5,454,900
Sawtek                                  104,900          6,038,306
SCI Systems                             130,300          5,106,131
Symbol Technologies                     246,900         13,332,600
Vitesse Semiconductor                   108,700          7,996,244
Waters                                   13,400          1,672,488
Xilinx                                   33,700          2,782,356
---------------------------------------------------------------------
                                                       105,702,037
Energy: 5.6%
---------------------------------------------------------------------
BJ Services                              65,900          4,118,750
Cooper Cameron                           66,100          4,362,600
Devon Energy                             86,400          4,854,600
Global Marine                           223,500          6,299,906
Murphy Oil                               72,400          4,303,275
Smith International                      55,400          4,033,813
Transocean Sedco Forex                  127,400          6,807,938
---------------------------------------------------------------------
                                                        34,780,882
Environmental Services: 2.4%
---------------------------------------------------------------------
Ecolab                                  175,300          6,847,656
PE Corp- PE Biosystems Group            127,000          8,366,125
---------------------------------------------------------------------
                                                        15,213,781
Food, Beverage & Tobacco: 0.5%
---------------------------------------------------------------------
Darden Restaurants                      180,800          2,938,000
---------------------------------------------------------------------

Healthcare & Pharmaceuticals: 13.3%
---------------------------------------------------------------------
Abgenix                                  11,000          1,318,453
Allergan                                193,000         14,378,500
Andrx                                    41,800          2,671,934
Diversa                                  42,300          1,401,188
Forest Laboratories                      85,900          8,675,900
Gilead Sciences                          52,400          3,726,950
Health Management Associates            126,200          1,648,488
Idec Pharmaceuticals                     13,400          1,571,988
Idexx Laboratories                      100,800          2,305,800
Immunex                                  92,000          4,548,250
Inhale Therapeutic Systems               43,000          4,363,156
Ivax                                    245,050         10,169,575
Medarex                                   3,900            329,550
Medimmune                               173,200         12,816,800
Millenium Pharmaceuticals                12,700          1,420,813
Protein Design Labs                       9,700          1,600,045
Sepracor                                 77,200          9,312,250
United Therapeutics                       7,000            758,625
---------------------------------------------------------------------
                                                        83,018,265
Leisure, Lodging & Entertainment: 0.9%
---------------------------------------------------------------------
Harley-Davidson                         149,300          5,748,050
---------------------------------------------------------------------

                            Aggressive Growth Fund 2

                                        Number         Market
Packaging & Containers: 0.2%            of Shares      Value
---------------------------------------------------------------------
Sealed Air                               33,400        $ 1,749,325
---------------------------------------------------------------------

Retail: 4.9%
---------------------------------------------------------------------
BJ's Wholesale Club                     171,500          5,659,500
Circuit City Stores                      90,400          3,000,150
Family Dollar Stores                    303,500          5,937,219
Linens N Things                         167,100          4,532,588
Radioshack                               71,000          3,363,625
Starbucks                                72,300          2,760,956
Tiffany                                  84,500          5,703,750
---------------------------------------------------------------------
                                                        30,957,788
Telecommunications: 6.2%
---------------------------------------------------------------------
ADC Telecommunications                   76,900          6,449,988
Allegiance Telecom                       96,500          6,176,000
Crown Castle                            153,500          5,602,750
McLeod                                  318,700          6,593,106
Network Appliance                         5,600            450,800
NTL                                      63,625          3,809,547
Telephone & Data Systems                 51,100          5,122,775
Voicestream Wireless                     40,046          4,657,265
---------------------------------------------------------------------
                                                        38,862,231
Textiles, Apparel & Furniture: 0.3%
---------------------------------------------------------------------
Furniture Brands International          126,200          1,908,775
---------------------------------------------------------------------

Utilities: 1.2%
---------------------------------------------------------------------
Calpine                                 110,700          7,278,525
---------------------------------------------------------------------

Common Stock: 95.0%
(Cost $456,862,903)                                    594,414,017
---------------------------------------------------------------------

                                        Par            Market
Repurchase Agreement:                   Amount         Value
---------------------------------------------------------------------
Warburg, Dillon & Read Repurchase
Agreement, dated 6/30/00, 6.58%
maturing 7/3/00, collateralized by
$24,224,000 U.S. Treasury Bonds,
7.50%, 11/15/16 market value
$27,602,112                         $27,014,000       $ 27,014,000
---------------------------------------------------------------------

Total Repurchase Agreement: 4.3%
(Cost $27,014,000)                                      27,014,000
---------------------------------------------------------------------

Total Investments: 99.3%
(Cost $483,876,903)                                    621,428,017
---------------------------------------------------------------------
Other Assets Over Liabilities: 0.7%                      4,088,758
---------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $21.170 per share
based on 29,546,684 shares
issued and outstanding)                               $625,516,775
---------------------------------------------------------------------

Components of Net Assets at June 30, 2000:
---------------------------------------------------------------------
Common Stock, par value $.01 per share,
50,000,000 authorized shares                          $    295,467
Paid in capital in excess of par value
of shares issued                                       407,698,925
Undistributed net investment loss                      (1,120,671)
Accumulated net realized gain on investments            81,091,940
Net unrealized appreciation of investments             137,551,114
---------------------------------------------------------------------
Total Net Assets                                      $625,516,775
---------------------------------------------------------------------

* Non-income producing security.

See accompanying notes to financial statements.


                            Aggressive Growth Fund 3

Lincoln National Aggressive Growth Fund, Inc.

Statement of Operations - Unaudited

Six months ended June 30, 2000

Investment income:
 Dividends                                                                                   $   433,543
---------------------------------------------------------------------------------------------------------
 Interest                                                                                        581,417
---------------------------------------------------------------------------------------------------------
  Total investment income                                                                      1,014,960
---------------------------------------------------------------------------------------------------------

Expenses:
 Management fees                                                                               1,916,227
---------------------------------------------------------------------------------------------------------
 Accounting fees                                                                                 117,244
---------------------------------------------------------------------------------------------------------
 Printing and postage                                                                             37,967
---------------------------------------------------------------------------------------------------------
 Custody fees                                                                                     19,538
---------------------------------------------------------------------------------------------------------
 Professional fees                                                                                13,241
---------------------------------------------------------------------------------------------------------
 Directors fees                                                                                    2,100
---------------------------------------------------------------------------------------------------------
 Other                                                                                            29,314
---------------------------------------------------------------------------------------------------------
  Total expenses                                                                               2,135,631
---------------------------------------------------------------------------------------------------------
Net investment loss                                                                           (1,120,671)
---------------------------------------------------------------------------------------------------------

Net realized and unrealized gain on investments:
 Net realized gain on investment transactions                                                 81,973,970
---------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of investments                            (2,259,832)
---------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                               79,714,138
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                         $78,593,467
---------------------------------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                                      Six months
                                                                      ended
                                                                      6/30/00               Year ended
                                                                      (Unaudited)           12/31/99
                                                                   --------------------------------------
Changes from operations:
 Net investment loss                                               $  (1,120,671)         $  (1,580,247)
---------------------------------------------------------------------------------------------------------
 Net realized gain on investments                                     81,973,970             48,798,680
---------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation of investments    (2,259,832)            87,585,017
---------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  78,593,467            134,803,450
---------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                                                         -                (29,870)
---------------------------------------------------------------------------------------------------------
 Net realized gain on investment transactions                        (28,759,205)           (45,635,441)
---------------------------------------------------------------------------------------------------------

  Total distributions to shareholders                                (28,759,205)               (29,870)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from capital share transactions                            127,489,642            (21,947,147)
---------------------------------------------------------------------------------------------------------

 Total increase in net assets                                        177,323,904            112,826,433
---------------------------------------------------------------------------------------------------------

Net Assets, beginning of period                                      448,192,871            335,366,438
---------------------------------------------------------------------------------------------------------
Net Assets, end of period                                           $625,516,775)          $448,192,871
---------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                            Aggressive Growth Fund 4

Lincoln National Aggressive Growth Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout each period)

                                           Six months
                                           ended
                                           6/30/00             Year ended December 31,
                                           (Unaudited)         1999           1998           1997           1996           1995
                                          ---------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 19.038       $ 13.367       $ 16.385       $ 13.980        $12.183        $ 9.048
Income (loss) from investment operations:
   Net investment income (loss)                (0.038)        (0.060)         0.001          0.023          0.004          0.007
   Net realized and unrealized gain (loss)
      on investments                            3.202          5.732         (0.810)         3.055          1.989          3.135
                                          ---------------------------------------------------------------------------------------
   Total from investment operations             3.164          5.672         (0.809)         3.078          1.993          3.142
                                          ---------------------------------------------------------------------------------------

Less dividends and distributions:
   Dividends from net investment income             -         (0.001)        (0.023)             -         (0.004)        (0.007)
   Distributions from net realized gain on
       investment transactions                 (1.032)             -         (2.186)        (0.673)        (0.192)             -
                                          ---------------------------------------------------------------------------------------
Total dividends and distributions              (1.032)        (0.001)        (2.209)        (0.673)        (0.196)        (0.007)
                                          ---------------------------------------------------------------------------------------
Net asset value, end of period               $ 21.170       $ 19.038       $ 13.367       $ 16.385        $13.980        $12.183
                                          ---------------------------------------------------------------------------------------

Total Return (1)                                16.72%         42.43%         (6.20%)        23.09%         17.02%         34.15%

Ratios and supplemental data:
   Ratio of expenses to average net assets       0.78%(2)       0.87%          0.81%          0.81%          0.82%          0.94%
   Ratio of net investment income (loss)
       to average net assets                    (0.41%)(2)     (0.48%)         0.01%          0.16%          0.03%          0.06%
   Portfolio Turnover                           54.33%        208.50%        102.33%        105.07%         77.51%         85.82%
   Net assets, end of period (000 omitted)   $625,517       $448,193       $335,366       $342,763       $242,609       $138,471

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

(2) Annualized

See accompanying notes to financial statements.

                            Aggressive Growth Fund 5

Lincoln National Aggressive Growth Fund, Inc.

Notes to Financial Statements - Unaudited
June 30, 2000

The Fund: Lincoln National Aggressive Growth Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize capital appreciation. The Fund invests in stocks of smaller, lesser-known companies, which have a chance to grow significantly in a short time.

1. Significant Accounting Policies

Investment Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .75% of the first $200,000,000 of the average daily net assets of the Fund, .70% of the next $200,000,000, and .65% of the average daily net assets of the Fund in excess of $400,000,000. Effective May 1, 1999, Putnum Investments replaced Lynch & Mayer as the Fund's sub-advisor. The sub-advisor, is paid directly by the Advisor.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the six months ended June 30, 2000.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.


                            Aggressive Growth Fund 6

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the six months ended June 30, 2000 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at June 30, 2000 are as follows:

         Aggregate       Aggregate      Gross          Gross          Net
         Cost of         Proceeds       Unrealized     Unrealized     Unrealized
         Purchases       From Sales     Appreciation   Depreciation   Appreciation
         -------------------------------------------------------------------------
         $362,714,471    $287,966,465   $161,729,746   ($24,178,632)  $137,551,114

4. Supplemental Financial Instrument Information

Repurchase Agreements: The Fund, through its custodian, receives delivery of the underlying securities, whose market value is required to be at least 102% of the repurchase price. The Advisor is responsible for determining that the value of the collateral is at least equal to the repurchase price. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

5. Summary of Changes From Capital Share Transactions

                                              Shares Issued Upon                                   Net Increase (Decrease)
                    Capital                   Reinvestment of           Capital Shares             Resulting From Capital
                    Shares Sold               Dividends                 Redeemed                   Share Transactions
                    --------------------------------------------------------------------------------------------------------
                    Shares     Amount         Shares      Amount        Shares      Amount         Shares      Amount
                    --------------------------------------------------------------------------------------------------------
Six months ended
 June 30, 2000
 (Unaudited):       5,237,419  $112,929,874   1,393,507   $28,759,205     (625,737) ($14,199,437)   6,005,189  $127,489,642

Year ended
 December 31, 1999: 3,059,555    41,142,340       2,205        29,870   (4,608,585)  (63,119,357)  (1,546,825)  (21,974,147)

6. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.




                            Aggressive Growth Fund 7